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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004
                                                  ----------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------------

This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Account Management, LLC
                -----------------------
Address:        17 Arlington Street
                -----------------------
                Boston, MA  02116
                -----------------------

Form 13F File Number:      28-01363
                           ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Richard Albright
             -------------------------------------
Title:       Principal
             -------------------------------------
Phone:       617-236-4200
             -------------------------------------

Signature, Place, and Date of Signing:

  Richard Albright (Signature on File)      Boston, Massachusetts       2/14/05
  ------------------------------------      ---------------------       -------
             [Signature]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                                                 Item 5:
                  Item 2:  Item 3:   Item 4:   Shares or                                        Item 7:           Item 8:
   Item 1:        Title of CUSIP   Fair Market Principal               Item 6:                See Managers     Voting Authority
Name of Issuer    Class    Number     Value      Amount         Investment Discretion           Instr. V          (Shares)
                                                                      (b) Shared-
                                                                      As Defined   (c) Shared-
                                                           (a) Sole   in Instr. V     Other             (a) Sole (b) Shared (c) None

Maxim
Integrated
Products          Common
                   Stock   57772K101 78,244,267  1,845,819  1,845,819                                   1,845,819
Corporate
Executive
Board             Common
                   Stock   21988R102 24,654,002    368,300    368,300                                     368,300
IDT Corporation
Class B           Common
                   Stock   448947309 26,187,888  1,691,724  1,691,724                                   1,691,724

Supertex Inc.     Common
                   Stock   868532102  9,048,444    416,979    416,979                                     416,979

Costar Group      Common
                   Stock   22160N109 12,288,498    266,100    266,100                                     266,100

Credit
Acceptance
Corporation       Common
                   Stock   225310101 35,177,855  1,382,234  1,382,234                                   1,382,234

Lionbridge
Technology        Common
                   Stock   536252109  3,993,696    594,300    594,300                                     594,300

Adtran Inc.       Common
                   Stock   00738A106    516,780     27,000     27,000                                      27,000

Miller            Common
Industries         Stock   600551204    270,963     23,979     23,979                                      23,979

Net2Phone, Inc.   Common
                   Stock   64108N106  8,326,923  2,449,095  2,449,095                                   2,449,095

    COLUMN TOTALS                   198,709,316  9,065,530

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                                                 Item 5:
                  Item 2:  Item 3:   Item 4:   Shares or                                        Item 7:           Item 8:
   Item 1:        Title of CUSIP   Fair Market Principal               Item 6:                See Managers     Voting Authority
Name of Issuer    Class    Number     Value      Amount         Investment Discretion           Instr. V          (Shares)
                                                                      (b) Shared-
                                                                      As Defined   (c) Shared-
                                                           (a) Sole   in Instr. V     Other             (a) Sole (b) Shared (c) None

Placer
Dome Inc.         Common
                   Stock   725906101    556,370     29,500     29,500                                      29,500
Dean
Foods, Inc.       Common
                   Stock   242370104  2,504,200     76,000     76,000                                      76,000

CitiGroup Inc.    Common
                   Stock   172967101    457,710      9,500      9,500                                       9,500
Phelps
Dodge
Corporation       Common
                   Stock   717265102  1,464,016     14,800     14,800                                      14,800
Bright
Horizons
Family
Solutions         Common
                   Stock   109195107  9,220,399    142,378    142,378                                     142,378
Sun
Hydraulics        Common
                   Stock   866942105  3,239,435    202,845    202,845                                     202,845
Exxon
Mobil Cp          Common
                   Stock   30231G102    307,560      6,000      6,000                                       6,000
Aradigm
Corporation       Common
                   Stock   038505103    523,818    302,785    302,785                                     302,785
Johnson
and Johnson       Common
                   Stock   478160104  2,698,140     42,544     42,544                                      42,544

Schlumberger      Common
                   Stock   806857108    763,230     11,400     11,400                                      11,400

    COLUMN TOTALS                    21,734,878    837,752
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                                                 Item 5:
                  Item 2:  Item 3:   Item 4:   Shares or                                        Item 7:           Item 8:
   Item 1:        Title of CUSIP   Fair Market Principal               Item 6:                See Managers     Voting Authority
Name of Issuer    Class    Number     Value      Amount         Investment Discretion           Instr. V          (Shares)
                                                                      (b) Shared-
                                                                      As Defined   (c) Shared-
                                                           (a) Sole   in Instr. V     Other             (a) Sole (b) Shared (c) None

Newmont
Mining
Corporation       Common
                   Stock   651639106  3,451,767     77,725     77,725                                      77,725

Liberty
Media Corp.
Ser. A            Common
                   Stock   530718105  3,637,202    331,257    331,257                                     331,257

Dow
Chemical          Common
                   Stock   260543103    755,028     15,250     15,250                                      15,250

Berkshire
Hathaway Inc.
Class A           Common
                   Stock   084670108  2,021,700         23         23                                          23

Invacare
Corporation       Common
                   Stock   461203101  2,081,700     45,000     45,000                                      45,000

RedHat            Common
                   Stock   756577102    347,100     26,000     26,000                                      26,000

Viasys
Healthcare        Common
                   Stock   92553Q209    559,835     29,465     29,465                                      29,465

Kinross
Gold
Corporation       Common
                   Stock   496902404    554,217     78,724     78,724                                      78,724

Ritchie Bros.
Auction           Common
                   Stock   767744105  7,544,292    228,200    228,200                                     228,200

Cons Energy Inc.  Common
                   Stock   20854P109  1,535,270     37,400     37,400                                      37,400

    COLUMN TOTALS                    22,488,111    869,044
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

                                                 Item 5:
                  Item 2:  Item 3:   Item 4:   Shares or                                        Item 7:           Item 8:
   Item 1:        Title of CUSIP   Fair Market Principal               Item 6:                See Managers     Voting Authority
Name of Issuer    Class    Number     Value      Amount         Investment Discretion           Instr. V          (Shares)
                                                                      (b) Shared-
                                                                      As Defined   (c) Shared-
                                                           (a) Sole   in Instr. V     Other             (a) Sole (b) Shared (c) None

Apache
Corporation       Common
                   Stock   037411105    429,845      8,500      8,500                                       8,500

BP Plc.           Common
                   Stock   055622104    829,280     14,200     14,200                                      14,200

Suncor
Energy Inc        Common
                   Stock   867229106  3,830,280    108,200    108,200                                     108,200

Devon
Energy
Corporation       Common
                   Stock   25179M103    593,530     15,250     15,250                                      15,250
Burlington
Resources         Common
                   Stock   122014103  3,519,150     80,900      80,900                                     80,900
Alexander
& Baldwin         Common
                   Stock   014482103    275,730      6,500       6,500                                      6,500
Frontier
Oil
Corporation       Common
                   Stock   35914P105    479,880     18,000      18,000                                     18,000
Murphy Oil
Corp. Holdings    Common
                   Stock   626717102    414,318      5,150       5,150                                      5,150
Occidental
Petroleum
Corporation       Common
                   Stock   674599105    496,060      8,500       8,500                                      8,500
Peabody
Energy
Corporation       Common
                   Stock   704549104  1,662,701     20,550      20,550                                     20,550

    COLUMN TOTALS                    12,530,774    285,750


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                                                 Item 5:
                  Item 2:  Item 3:   Item 4:   Shares or                                        Item 7:           Item 8:
   Item 1:        Title of CUSIP   Fair Market Principal               Item 6:                See Managers     Voting Authority
Name of Issuer    Class    Number     Value      Amount         Investment Discretion           Instr. V          (Shares)
                                                                      (b) Shared-
                                                                      As Defined   (c) Shared-
                                                           (a) Sole   in Instr. V     Other             (a) Sole (b) Shared (c) None
Tyler
Technologies      Common
                   Stock   902252105    744,040     89,000      89,000                                     89,000
Portfolio
Recovery
Associates        Common
                   Stock   73640Q105  3,751,020     91,000      91,000                                     91,000
Liberty
Media
International,
Inc.              Common
                   Stock   530719103    895,660     19,374      19,374                                     19,374
Lions
Gate
Entertainment     Common
                   Stock   535919203    244,260     23,000      23,000                                     23,000
AcuSphere
Inc.              Common
                   Stock   00511R870    373,930     61,000      61,000                                     61,000
Alaska
Communications
Systems
Group             Common
                   Stock   01167P101    129,450     15,000      15,000                                     15,000
Central
Fund Of
Canada Ltd.       Common
                   Stock   153501101    109,400     20,000      20,000                                     20,000
Blue
Nile, Inc.        Common
                   Stock   09578R103    428,110     15,500      15,500                                     15,500

Uralsvyazinform   Common
                   Stock   916887102     91,750     12,500      12,500                                     12,500

Big Lots, Inc.    Common
                   Stock   089302103    278,990     23,000      23,000                                     23,000

    COLUMN TOTALS                     7,046,610    369,374

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
                                                 Item 5:
                  Item 2:  Item 3:   Item 4:   Shares or                                        Item 7:           Item 8:
   Item 1:        Title of CUSIP   Fair Market Principal               Item 6:                See Managers     Voting Authority
Name of Issuer    Class    Number     Value      Amount         Investment Discretion           Instr. V          (Shares)
                                                                      (b) Shared-
                                                                      As Defined   (c) Shared-
                                                           (a) Sole   in Instr. V     Other             (a) Sole (b) Shared (c) None

                   Stock   089302103    278,990     23,000      23,000                                     23,000
Linear
Technology
Corporation       Common
                   Stock   535678106  2,914,752     75,200      75,200                                     75,200

                  Common
                   Stock                                             0                                          0

                  Common
                   Stock                                             0                                          0

                  Common
                   Stock                                             0                                          0

                  Common
                   Stock                                             0                                          0

                  Common
                   Stock                                             0                                          0

                  Common
                   Stock                                             0                                          0

                  Common
                   Stock                                             0                                          0

                  Common
                   Stock                                             0                                          0

                  Common
                   Stock                                             0                                          0

    COLUMN TOTALS                     2,914,752     75,200

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